Income Tax - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Deferred tax asset on net operating tax loss	€ 41,175
Effective income tax rate	26.50%	23.10%	23.80%
Unrecognized tax losses	€ 10,488	€ 8,377
Stevanato Group Holding S.R.L
Income Tax [Line Items]
Percentage of stock ownership by parent	73.73%
Percentage of profitable shares owned by parent	81.82%
Italian Pillar Two rules
Income Tax [Line Items]
Effective income tax rate	15.00%